FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 2)		12 Months Ended
	Oct. 14, 2011 USD ($)	Dec. 31, 2011 Foreign Exchange Contract [Member] Financial Expenses Net [Member] USD ($)	Dec. 31, 2010 Foreign Exchange Contract [Member] Financial Expenses Net [Member] USD ($)	Dec. 31, 2011 Swap [Member] Financial Expenses Net [Member] USD ($)	Dec. 31, 2010 Swap [Member] Financial Expenses Net [Member] USD ($)	Dec. 31, 2010 Forward And Option Contracts [Member] USD ($)	Aug. 10, 2010 Forward And Option Contracts [Member] EUR (€)
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts		$ (5,000,000)	$ (31,000,000)	$ 20,000,000	$ 20,000,000	$ (102,000,000)
Derivative Notional Amount							1,500,000,000
Purchase price in US dollars	$ 6,500,000,000						€ 3,600,000,000